Deferred Charges	6 Months Ended
Jun. 30, 2013
Deferred Charges Disclosure [Abstract]:
Deferred Charges [Text Block]

7. Deferred Charges:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, December 31, 2012	11,313	22,786	34,099
Additions	93	3,903	3,996
Amortization	(611)	(4,029)	(4,640)
Write-off	-	(293)	(293)
Balance, June 30, 2013	10,795	22,367	33,162

Financing costs represent fees paid to the lenders for the conclusion of the bank loans discussed in Note 9. The amortization of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income and the amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.
During the six-month periods ended June 30, 2012 and 2013, two vessels and five vessels, respectively, underwent their special survey. During the six-month period ended June 30, 2013, four vessels completed their works and one vessel was in process. As of June 30, 2012 two vessels completed their works.